FINANCIAL OBLIGATIONS (Details 2) $ in Millions	Dec. 31, 2017 COP ($)
Disclosure of Detailed Information about Financial Obligation [Abstract]
2018	$ 207,509
2019	197,193
2020	400,848
2021	353,270
After 2021	1,839,270
Total	$ 2,998,090